INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Concentrate stockpiles	$ 299	$ 1,328
Dore bars	547	273
Leach pad and gold-in-circuit	26,673	27,527
Ore stockpiles	104,998	73,015
Materials and supplies	55,864	53,235
Total inventories	188,381	155,378
Less: non-current portion	(53,885)	(39,553)
Current inventories	134,496	115,825
Cost of inventories recognised as expense during period	648,200	584,600
Depletion and depreciation	226,779	216,250
Lindero And Yaramoko Reporting Segment
Inventories
Inventories write down of materials and supplies to net realizable value	6,100	6,200
Depletion and depreciation	$ 2,000	$ 2,300